Segment Information - Schedule of Consolidated Non-Current Assets by Geographic Area (Details)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexico [Member]
Schedule of Consolidated Non-Current Assets by Geographic Area [Line Items]
Property, plant and equipment		99.60%	99.40%	99.60%
Right-of-use assets		75.00%	83.60%	84.10%
Deferred income tax		100.00%	100.00%	100.00%
Intangible assets (including Goodwill)		100.00%	100.00%	100.00%
Account receivable from property sales		100.00%	100.00%
Other assets		90.50%	88.60%	97.70%
Total non-current assets	[1]	98.10%	98.90%	99.00%
USA [Member]
Schedule of Consolidated Non-Current Assets by Geographic Area [Line Items]
Property, plant and equipment		0.40%	0.60%	0.40%
Right-of-use assets		25.00%	16.40%	15.90%
Deferred income tax
Intangible assets (including Goodwill)
Account receivable from property sales
Other assets		9.50%	11.40%	2.30%
Total non-current assets	[1]	1.60%	1.10%	1.00%

[1]	Betterware of Guatemala, Peru, Ecuador and Colombia (the geographical area), represents 0.3% of the Group’s non-current assets for the year 2025 and for the years 2024 and 2023 represented 0.0%.